RESTATEMENT (Disclosure of statement of changes in equity) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deficit	$ (66,198,308)	$ (52,179,246)
Total shareholders' equity	$ 30,384,202	41,549,061	$ 27,462,288
As Previously Reported [Member]
Deficit		(59,179,246)
Total shareholders' equity		34,549,061
Adjustments [Member]
Deficit		7,000,000
Total shareholders' equity		$ 7,000,000